Subsequent Events (Details) - Subsequent Event [Member]	May 06, 2026 $ / shares shares
Subsequent Events [Line Items]
Cancelling paid-up capital per share (in Dollars per share) | $ / shares	$ 0.1599999
Unissued authorized shares	1,600,000
Common stock unissued per share (in Dollars per share) | $ / shares	$ 0.0000001
Authorized share capital	20,000,000,000
Par value share (in Dollars per share) | $ / shares	$ 0.0000001
Board of directors [Member]
Subsequent Events [Line Items]
Authorized share capital	3,000,000,000
Maximum [Member]
Subsequent Events [Line Items]
Reduced ordinary stock per share (in Dollars per share) | $ / shares	$ 0.16
Minimum [Member]
Subsequent Events [Line Items]
Reduced ordinary stock per share (in Dollars per share) | $ / shares	$ 0.0000001
Class A ordinary shares [Member]
Subsequent Events [Line Items]
Authorized share capital	15,000,000,000
Class B ordinary shares [Member]
Subsequent Events [Line Items]
Authorized share capital	1,000,000,000
Class C ordinary shares [Member]
Subsequent Events [Line Items]
Authorized share capital	1,000,000,000